Tangible assets - Changes in tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 35,235	€ 26,157
Effect of changes in accounting policies				€ 0	€ (391)	€ (1,340)
Balance, at the end of the period	32,735	35,235	€ 26,157
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,921
Balance, at the end of the period	2,722	4,921
IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	53,012	46,200	41,091
Additions / disposals (net) due to change in the scope of consolidation	1,073	(20)	(552)
Additions / disposals (net)	1,310	4,701	5,952
Transfers, exchange differences and other items	(4,835)	(4,562)	(291)
Balance, at the end of the period	50,560	53,012	46,200
Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	5,686
Additions / disposals (net) due to change in the scope of consolidation	(37)	0
Additions / disposals (net)	(1,339)	(997)
Transfers, exchange differences and other items	(362)	(10)
Balance, at the end of the period	3,948	5,686
Gross carrying amount | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Gross carrying amount | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(17,328)	(19,127)	(17,213)
Additions / disposals (net) due to change in the scope of consolidation	(40)	9	(46)
Additions / disposals (net)	2,925	2,537	1,059
Charge for the year	(1,914)	(2,035)	(1,172)
Transfers, exchange differences and other items	(904)	1,288	(1,755)
Balance, at the end of the period	(17,261)	(17,328)	(19,127)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(765)
Additions / disposals (net) due to change in the scope of consolidation	(3)	0
Additions / disposals (net)	167	37
Charge for the year	(706)	(807)
Transfers, exchange differences and other items	90	5
Balance, at the end of the period	(1,217)	(765)
Accumulated depreciation | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Accumulated depreciation | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(449)	(916)	(904)
Impairment charge for the year	(185)	(62)	(94)
Releases	11	17	11
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	23
Transfers, exchange differences and other items	36	512	71
Balance, at the end of the period	(564)	(449)	(916)
Accumulated impairment | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Impairment charge for the year	(4)	0
Releases	1	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	(6)	0
Balance, at the end of the period	(9)	0	0
Accumulated impairment | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Accumulated impairment | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	15,041	8,150
Balance, at the end of the period	13,213	15,041	8,150
Property, plant and equipment for own use | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,921
Balance, at the end of the period	2,722	4,921
Property, plant and equipment for own use | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Property, plant and equipment for own use | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	27,108	18,735	19,276
Additions / disposals (net) due to change in the scope of consolidation	(16)	(5)	34
Additions / disposals (net)	827	1,863	589
Transfers, exchange differences and other items	(3,023)	(178)	(1,164)
Balance, at the end of the period	24,896	27,108	18,735
Property, plant and equipment for own use | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	5,686
Additions / disposals (net) due to change in the scope of consolidation	(37)	0
Additions / disposals (net)	(1,339)	(997)
Transfers, exchange differences and other items	(362)	(10)
Balance, at the end of the period	3,948	5,686
Property, plant and equipment for own use | Gross carrying amount | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Property, plant and equipment for own use | Gross carrying amount | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					6,693
Property, plant and equipment for own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(11,974)	(10,524)	(10,920)
Additions / disposals (net) due to change in the scope of consolidation	(40)	3	(12)
Additions / disposals (net)	527	356	629
Charge for the year	(1,906)	(2,021)	(1,159)
Transfers, exchange differences and other items	1,850	212	938
Balance, at the end of the period	(11,543)	(11,974)	(10,524)
Property, plant and equipment for own use | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(765)
Additions / disposals (net) due to change in the scope of consolidation	(3)	0
Additions / disposals (net)	167	37
Charge for the year	(706)	(807)
Transfers, exchange differences and other items	90	5
Balance, at the end of the period	(1,217)	(765)
Property, plant and equipment for own use | Accumulated depreciation | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Property, plant and equipment for own use | Accumulated depreciation | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(93)	(61)	(77)
Impairment charge for the year	(104)	(14)	(30)
Releases	4	8	6
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	20
Transfers, exchange differences and other items	33	(26)	40
Balance, at the end of the period	(140)	(93)	(61)
Property, plant and equipment for own use | Accumulated impairment | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Impairment charge for the year	(4)	0
Releases	1	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	(6)	0
Balance, at the end of the period	(9)	0	0
Property, plant and equipment for own use | Accumulated impairment | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Property, plant and equipment for own use | Accumulated impairment | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	19,221	16,444
Balance, at the end of the period	18,559	19,221	16,444
Leased out under an operating lease | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Balance, at the end of the period	0	0
Leased out under an operating lease | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	24,454	25,087	18,673
Additions / disposals (net) due to change in the scope of consolidation	1,082	0	44
Additions / disposals (net)	512	3,148	5,545
Transfers, exchange differences and other items	(1,844)	(3,781)	825
Balance, at the end of the period	24,204	24,454	25,087
Leased out under an operating lease | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	0	0
Leased out under an operating lease | Gross carrying amount | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | Gross carrying amount | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,210)	(8,404)	(6,104)
Additions / disposals (net) due to change in the scope of consolidation	0	0	(34)
Additions / disposals (net)	2,387	2,149	413
Charge for the year	0	0	0
Transfers, exchange differences and other items	(2,762)	1,045	(2,679)
Balance, at the end of the period	(5,585)	(5,210)	(8,404)
Leased out under an operating lease | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0	0
Charge for the year	0	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	0	0
Leased out under an operating lease | Accumulated depreciation | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | Accumulated depreciation | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(23)	(239)	(198)
Impairment charge for the year	(70)	(12)	(56)
Releases	2	6	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	31	222	15
Balance, at the end of the period	(60)	(23)	(239)
Leased out under an operating lease | Accumulated impairment | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Impairment charge for the year	0	0
Releases	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Accumulated impairment | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Leased out under an operating lease | Accumulated impairment | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	973	1,563
Balance, at the end of the period	963	973	1,563
Investment property | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Balance, at the end of the period	0	0
Investment property | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Investment property | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,450	2,378	3,142
Additions / disposals (net) due to change in the scope of consolidation	7	(15)	(630)
Additions / disposals (net)	(29)	(310)	(182)
Transfers, exchange differences and other items	32	(603)	48
Balance, at the end of the period	1,460	1,450	2,378
Investment property | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	0	0
Investment property | Gross carrying amount | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Investment property | Gross carrying amount | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(144)	(199)	(189)
Additions / disposals (net) due to change in the scope of consolidation	0	6	0
Additions / disposals (net)	11	32	17
Charge for the year	(8)	(14)	(13)
Transfers, exchange differences and other items	8	31	(14)
Balance, at the end of the period	(133)	(144)	(199)
Investment property | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0	0
Charge for the year	0	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	0	0
Investment property | Accumulated depreciation | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					0
Investment property | Accumulated depreciation | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies					€ 0
Investment property | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(333)	(616)	(629)
Impairment charge for the year	(11)	(36)	(8)
Releases	5	3	5
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	3
Transfers, exchange differences and other items	(28)	316	16
Balance, at the end of the period	(364)	(333)	(616)
Investment property | Accumulated impairment | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Impairment charge for the year	0	0
Releases	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0
Additions / disposals (net)	0
Transfers, exchange differences and other items	0	0
Balance, at the end of the period	€ 0	€ 0	0
Investment property | Accumulated impairment | IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			0
Investment property | Accumulated impairment | IFRS 16 | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies			€ 0